Summary of significant accounting policies (Property and Equipment) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Non-cash site impairments	$ 618,661	$ 526,766
Rebates applied to cost of construction	$ 32,198	$ 27,500
Minimum | Energy Systems
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	12 years
Maximum | Energy Systems
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	15 years